RETIREMENT BENEFITS - Fair Value Disclosure (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Total assets	$ 13,716	$ 13,422
Other investment liabilities	(635)	(659)
Total net assets	13,081	12,763
U.S. pension and postretirement benefit plans | U.S. equity
Defined Benefit Plan Disclosure
Total assets	773	793
U.S. pension and postretirement benefit plans | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	601	442
U.S. pension and postretirement benefit plans | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	214	203
U.S. pension and postretirement benefit plans | Commingled funds
Defined Benefit Plan Disclosure
Total assets	939	977
U.S. pension and postretirement benefit plans | U.S. Treasury
Defined Benefit Plan Disclosure
Total assets	1,178	1,112
U.S. pension and postretirement benefit plans | U.S. Agency
Defined Benefit Plan Disclosure
Total assets	113	91
U.S. pension and postretirement benefit plans | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	1,533	1,387
U.S. pension and postretirement benefit plans | Foreign government
Defined Benefit Plan Disclosure
Total assets	357	349
U.S. pension and postretirement benefit plans | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	405	398
U.S. pension and postretirement benefit plans | State and municipal securities
Defined Benefit Plan Disclosure
Total assets	132	137
U.S. pension and postretirement benefit plans | Hedge funds
Defined Benefit Plan Disclosure
Total assets	3,193	3,258
U.S. pension and postretirement benefit plans | Asset-backed securities
Defined Benefit Plan Disclosure
Total assets	41	61
U.S. pension and postretirement benefit plans | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	76	64
U.S. pension and postretirement benefit plans | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	59	91
U.S. pension and postretirement benefit plans | Private equity
Defined Benefit Plan Disclosure
Total assets	1,631	2,106
U.S. pension and postretirement benefit plans | Derivatives
Defined Benefit Plan Disclosure
Total assets	649	609
U.S. pension and postretirement benefit plans | Other investments
Defined Benefit Plan Disclosure
Total assets	361	179
U.S. pension and postretirement benefit plans | Total investments at fair value
Defined Benefit Plan Disclosure
Total assets	12,255	12,257
U.S. pension and postretirement benefit plans | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	1,398	1,064
U.S. pension and postretirement benefit plans | Other investment receivables
Defined Benefit Plan Disclosure
Total assets	63	101
U.S. pension and postretirement benefit plans | Level 1
Defined Benefit Plan Disclosure
Total assets	2,889	2,665
Other investment liabilities	(17)	(9)
Total net assets	2,872	2,656
U.S. pension and postretirement benefit plans | Level 1 | U.S. equity
Defined Benefit Plan Disclosure
Total assets	773	793
U.S. pension and postretirement benefit plans | Level 1 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	601	442
U.S. pension and postretirement benefit plans | Level 1 | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	214	203
U.S. pension and postretirement benefit plans | Level 1 | Commingled funds
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | U.S. Treasury
Defined Benefit Plan Disclosure
Total assets	1,178	1,112
U.S. pension and postretirement benefit plans | Level 1 | U.S. Agency
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | Foreign government
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | State and municipal securities
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | Hedge funds
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | Asset-backed securities
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | Private equity
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | Derivatives
Defined Benefit Plan Disclosure
Total assets	12	8
U.S. pension and postretirement benefit plans | Level 1 | Other investments
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 1 | Total investments at fair value
Defined Benefit Plan Disclosure
Total assets	2,778	2,558
U.S. pension and postretirement benefit plans | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	111	107
U.S. pension and postretirement benefit plans | Level 1 | Other investment receivables
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 2
Defined Benefit Plan Disclosure
Total assets	8,111	7,232
Other investment liabilities	(618)	(650)
Total net assets	7,493	6,582
U.S. pension and postretirement benefit plans | Level 2 | U.S. equity
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 2 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 2 | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 2 | Commingled funds
Defined Benefit Plan Disclosure
Total assets	939	977
U.S. pension and postretirement benefit plans | Level 2 | U.S. Treasury
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 2 | U.S. Agency
Defined Benefit Plan Disclosure
Total assets	113	91
U.S. pension and postretirement benefit plans | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	1,533	1,387
U.S. pension and postretirement benefit plans | Level 2 | Foreign government
Defined Benefit Plan Disclosure
Total assets	357	349
U.S. pension and postretirement benefit plans | Level 2 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	405	398
U.S. pension and postretirement benefit plans | Level 2 | State and municipal securities
Defined Benefit Plan Disclosure
Total assets	132	137
U.S. pension and postretirement benefit plans | Level 2 | Hedge funds
Defined Benefit Plan Disclosure
Total assets	2,462	2,132
U.S. pension and postretirement benefit plans | Level 2 | Asset-backed securities
Defined Benefit Plan Disclosure
Total assets	41	61
U.S. pension and postretirement benefit plans | Level 2 | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	76	64
U.S. pension and postretirement benefit plans | Level 2 | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 2 | Private equity
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 2 | Derivatives
Defined Benefit Plan Disclosure
Total assets	637	601
U.S. pension and postretirement benefit plans | Level 2 | Other investments
Defined Benefit Plan Disclosure
Total assets	101	29
U.S. pension and postretirement benefit plans | Level 2 | Total investments at fair value
Defined Benefit Plan Disclosure
Total assets	6,796	6,226
U.S. pension and postretirement benefit plans | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	1,287	957
U.S. pension and postretirement benefit plans | Level 2 | Other investment receivables
Defined Benefit Plan Disclosure
Total assets	28	49
U.S. pension and postretirement benefit plans | Level 3
Defined Benefit Plan Disclosure
Total assets	2,716	3,525	4,239
Other investment liabilities	0	0
Total net assets	2,716	3,525
U.S. pension and postretirement benefit plans | Level 3 | U.S. equity
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | Commingled funds
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | U.S. Treasury
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | U.S. Agency
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | Foreign government
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | State and municipal securities
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | Hedge funds
Defined Benefit Plan Disclosure
Total assets	731	1,126	1,524
U.S. pension and postretirement benefit plans | Level 3 | Asset-backed securities
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	59	91	130
U.S. pension and postretirement benefit plans | Level 3 | Private equity
Defined Benefit Plan Disclosure
Total assets	1,631	2,106	2,419
U.S. pension and postretirement benefit plans | Level 3 | Derivatives
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | Other investments
Defined Benefit Plan Disclosure
Total assets	260	150	142
U.S. pension and postretirement benefit plans | Level 3 | Total investments at fair value
Defined Benefit Plan Disclosure
Total assets	2,681	3,473	4,215
U.S. pension and postretirement benefit plans | Level 3 | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Level 3 | Other investment receivables
Defined Benefit Plan Disclosure
Total assets	35	52	24
U.S. Pension Plans
Defined Benefit Plan Disclosure
Total net assets	13,071	12,731
Allocable interest (as a percent)	99.90%	99.70%
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Total net assets	10	32	50
Allocable interest (as a percent)	0.10%	0.30%
Non-U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Total assets	9,167	8,826
Other investment liabilities	(726)	(436)
Total net assets	8,441	8,390
Non-U.S. pension and postretirement benefit plans | U.S. equity
Defined Benefit Plan Disclosure
Total assets	21	19
Non-U.S. pension and postretirement benefit plans | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	402	458
Non-U.S. pension and postretirement benefit plans | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	3,541	3,850
Non-U.S. pension and postretirement benefit plans | Commingled funds
Defined Benefit Plan Disclosure
Total assets	35	29
Non-U.S. pension and postretirement benefit plans | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	357	392
Non-U.S. pension and postretirement benefit plans | Foreign government
Defined Benefit Plan Disclosure
Total assets	3,540	2,779
Non-U.S. pension and postretirement benefit plans | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	919	892
Non-U.S. pension and postretirement benefit plans | Hedge funds
Defined Benefit Plan Disclosure
Total assets	10	11
Non-U.S. pension and postretirement benefit plans | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	1	4
Non-U.S. pension and postretirement benefit plans | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	33	33
Non-U.S. pension and postretirement benefit plans | Derivatives
Defined Benefit Plan Disclosure
Total assets	11	42
Non-U.S. pension and postretirement benefit plans | Other investments
Defined Benefit Plan Disclosure
Total assets	183	221
Non-U.S. pension and postretirement benefit plans | Total investments at fair value
Defined Benefit Plan Disclosure
Total assets	9,053	8,730
Non-U.S. pension and postretirement benefit plans | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	114	96
Non-U.S. pension and postretirement benefit plans | Level 1
Defined Benefit Plan Disclosure
Total assets	3,835	3,185
Other investment liabilities	(3)	0
Total net assets	3,832	3,185
Non-U.S. pension and postretirement benefit plans | Level 1 | U.S. equity
Defined Benefit Plan Disclosure
Total assets	6	6
Non-U.S. pension and postretirement benefit plans | Level 1 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	86	117
Non-U.S. pension and postretirement benefit plans | Level 1 | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	207	257
Non-U.S. pension and postretirement benefit plans | Level 1 | Commingled funds
Defined Benefit Plan Disclosure
Total assets	10	7
Non-U.S. pension and postretirement benefit plans | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	0	0
Non-U.S. pension and postretirement benefit plans | Level 1 | Foreign government
Defined Benefit Plan Disclosure
Total assets	3,293	2,547
Non-U.S. pension and postretirement benefit plans | Level 1 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	103	107
Non-U.S. pension and postretirement benefit plans | Level 1 | Hedge funds
Defined Benefit Plan Disclosure
Total assets	0	0
Non-U.S. pension and postretirement benefit plans | Level 1 | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	0	3
Non-U.S. pension and postretirement benefit plans | Level 1 | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	0	0
Non-U.S. pension and postretirement benefit plans | Level 1 | Derivatives
Defined Benefit Plan Disclosure
Total assets	11	42
Non-U.S. pension and postretirement benefit plans | Level 1 | Other investments
Defined Benefit Plan Disclosure
Total assets	7	7
Non-U.S. pension and postretirement benefit plans | Level 1 | Total investments at fair value
Defined Benefit Plan Disclosure
Total assets	3,723	3,093
Non-U.S. pension and postretirement benefit plans | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	112	92
Non-U.S. pension and postretirement benefit plans | Level 2
Defined Benefit Plan Disclosure
Total assets	5,076	5,342
Other investment liabilities	(723)	(436)
Total net assets	4,353	4,906
Non-U.S. pension and postretirement benefit plans | Level 2 | U.S. equity
Defined Benefit Plan Disclosure
Total assets	15	13
Non-U.S. pension and postretirement benefit plans | Level 2 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	271	292
Non-U.S. pension and postretirement benefit plans | Level 2 | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	3,334	3,593
Non-U.S. pension and postretirement benefit plans | Level 2 | Commingled funds
Defined Benefit Plan Disclosure
Total assets	25	22
Non-U.S. pension and postretirement benefit plans | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	357	392
Non-U.S. pension and postretirement benefit plans | Level 2 | Foreign government
Defined Benefit Plan Disclosure
Total assets	246	232
Non-U.S. pension and postretirement benefit plans | Level 2 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	811	780
Non-U.S. pension and postretirement benefit plans | Level 2 | Hedge funds
Defined Benefit Plan Disclosure
Total assets	0	0
Non-U.S. pension and postretirement benefit plans | Level 2 | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	1	1
Non-U.S. pension and postretirement benefit plans | Level 2 | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	1	1
Non-U.S. pension and postretirement benefit plans | Level 2 | Derivatives
Defined Benefit Plan Disclosure
Total assets	0	0
Non-U.S. pension and postretirement benefit plans | Level 2 | Other investments
Defined Benefit Plan Disclosure
Total assets	13	12
Non-U.S. pension and postretirement benefit plans | Level 2 | Total investments at fair value
Defined Benefit Plan Disclosure
Total assets	5,074	5,338
Non-U.S. pension and postretirement benefit plans | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	2	4
Non-U.S. pension and postretirement benefit plans | Level 3
Defined Benefit Plan Disclosure
Total assets	256	299	300
Other investment liabilities	0	0
Total net assets	256	299
Non-U.S. pension and postretirement benefit plans | Level 3 | U.S. equity
Defined Benefit Plan Disclosure
Total assets	0	0
Non-U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	45	49	48
Non-U.S. pension and postretirement benefit plans | Level 3 | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	0	0
Non-U.S. pension and postretirement benefit plans | Level 3 | Commingled funds
Defined Benefit Plan Disclosure
Total assets	0	0
Non-U.S. pension and postretirement benefit plans | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	0	0
Non-U.S. pension and postretirement benefit plans | Level 3 | Foreign government
Defined Benefit Plan Disclosure
Total assets	1	0	4
Non-U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	5	5	4
Non-U.S. pension and postretirement benefit plans | Level 3 | Hedge funds
Defined Benefit Plan Disclosure
Total assets	10	11	16
Non-U.S. pension and postretirement benefit plans | Level 3 | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	0	0
Non-U.S. pension and postretirement benefit plans | Level 3 | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	32	32	6
Non-U.S. pension and postretirement benefit plans | Level 3 | Derivatives
Defined Benefit Plan Disclosure
Total assets	0	0
Non-U.S. pension and postretirement benefit plans | Level 3 | Other investments
Defined Benefit Plan Disclosure
Total assets	163	202	219
Non-U.S. pension and postretirement benefit plans | Level 3 | Total investments at fair value
Defined Benefit Plan Disclosure
Total assets	256	299	297
Non-U.S. pension and postretirement benefit plans | Level 3 | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	$ 0	$ 0	$ 3